Preferred Stock (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) vote $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Detail of Preferred Stock [Abstract]
Preferred Stock Shares authorized and designated | shares			11,669,096	11,597,997
ESOP Liquidation preference per share (in dollars per share) | $ / shares			$ 0	$ 0
ESOP Shares authorized and designated | shares			1,252,386	1,251,287
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			11,259,917	11,138,818
Voting Rights			If issued, preference shares would be limited to one vote per share
Par value			$ 23,613,000,000	$ 20,612,000,000
Carrying value			22,214,000,000	19,213,000,000
Discount			$ 1,399,000,000	$ 1,399,000,000
ESOP Shares issued and outstanding | shares			1,252,386	1,251,287
ESOP Par value			$ 1,252,000,000	$ 1,251,000,000
ESOP Carrying value			1,252,000,000	1,251,000,000
ESOP Discount			$ 0	$ 0
Preferred Stock, No Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Par value			$ 0
Preferred Stock, Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares			4,000,000
Number of votes per share | vote			1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			0
Par value			$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 10	$ 10
Preferred Stock Shares authorized and designated | shares			97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			96,546	96,546
Par value			$ 0	$ 0
Carrying value			0	0
Discount			$ 0	$ 0
Series G - 7.25% Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			7.25%	7.25%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 0	$ 15,000
Preferred Stock Shares authorized and designated | shares			0	50,000
Series H - Floating Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, commitment to issue			$ 0
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 20,000	$ 20,000
Preferred Stock Shares authorized and designated | shares			50,000	50,000
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 100,000	$ 100,000
Preferred Stock Shares authorized and designated | shares			25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,010	25,010
Par value			$ 2,501,000,000	$ 2,501,000,000
Carrying value			2,501,000,000	2,501,000,000
Discount			$ 0	$ 0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			8.00%	8.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			2,150,375	2,150,375
Par value			$ 2,150,000,000	$ 2,150,000,000
Carrying value			1,995,000,000	1,995,000,000
Discount			$ 155,000,000	$ 155,000,000
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			7.98%	7.98%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			3,352,000	3,352,000
Par value			$ 3,352,000,000	$ 3,352,000,000
Carrying value			2,876,000,000	2,876,000,000
Discount			$ 476,000,000	$ 476,000,000
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			7.50%	7.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares			4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			3,968,000	3,968,000
Par value			$ 3,968,000,000	$ 3,968,000,000
Carrying value			3,200,000,000	3,200,000,000
Discount			$ 768,000,000	$ 768,000,000
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.20%	5.20%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			30,000	30,000
Par value			$ 750,000,000	$ 750,000,000
Carrying value			750,000,000	750,000,000
Discount			$ 0	$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.125%	5.125%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			26,000	26,000
Par value			$ 650,000,000	$ 650,000,000
Carrying value			650,000,000	650,000,000
Discount			$ 0	$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.25%	5.25%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			25,000	25,000
Par value			$ 625,000,000	$ 625,000,000
Carrying value			625,000,000	625,000,000
Discount			$ 0	$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.85%	5.85%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			69,000	69,000
Par value			$ 1,725,000,000	$ 1,725,000,000
Carrying value			1,725,000,000	1,725,000,000
Discount			$ 0	$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.625%	6.625%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			33,600	33,600
Par value			$ 840,000,000	$ 840,000,000
Carrying value			840,000,000	840,000,000
Discount			$ 0	$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.90%	5.90%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	80,000
Par value			$ 2,000,000,000	$ 2,000,000,000
Carrying value			2,000,000,000	2,000,000,000
Discount			$ 0	$ 0
Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares			32,200	32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			32,000	32,000
Par value			$ 800,000,000	$ 800,000,000
Carrying value			800,000,000	800,000,000
Discount			$ 0	$ 0
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Percentage Interest in share of issued preferred stock		4.00%
Depositary shares issued and outstanding | shares		2,000,000
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			5.875%	0.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 0
Preferred Stock Shares authorized and designated | shares			80,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			80,000	0
Par value		$ 2,000,000,000	$ 2,000,000,000	$ 0
Carrying value			2,000,000,000	0
Discount			$ 0	$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Percentage Interest in share of issued preferred stock	0.10%
Depositary shares issued and outstanding | shares	40,000,000
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)			6.00%	0.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares			$ 25,000	$ 0
Preferred Stock Shares authorized and designated | shares			40,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares			40,000	0
Par value	$ 1,000,000,000		$ 1,000,000,000	$ 0
Carrying value			1,000,000,000	0
Discount			$ 0	$ 0